COMMITMENTS AND CONTINGENCIES (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Loss Contingencies [Line Items]
Weighted average discount percentage	3.25%	1.55%
Weighted average remaining lease term	1 year 6 months	1 year 2 months 12 days
Operating lease liability	¥ 10,932	¥ 10,795	¥ 9,100
Lease liabilities arising from obtaining right-of-use	10,800	10,400	11,000
Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Operating lease cost	¥ 11,000	¥ 10,400	¥ 9,100